SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

25.	SUBSEQUENT EVENTS

In January 2024, the Company announced that it has entered into an agreement whereby the Company will sell its five oldest VLCCs, built in 2009 and 2010, for an aggregate net sale price of $290.0 million. The vessels were delivered to the new owner during the first half of 2024. After repayment of existing debt on the five vessels, the transaction generated net cash proceeds of approximately $207.0 million, and the Company expects to record a gain in the first half of 2024 of approximately $74.0 million.

In January 2024, the Company entered into an agreement to sell one of its oldest Suezmax tankers, built in 2010, for a net sale price of $45.0 million. The vessel was delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of approximately $32.0 million, and the Company expects to record a gain in the second quarter of 2024 of approximately $11.0 million.

In February 2024, the Board of Directors declared a dividend of $0.37 per share for the fourth quarter of 2023. The record date for the dividend was March 15, 2024, the ex-dividend date was March 14, 2024, and the dividend was paid on March 27, 2024.

In March 2024, the Company entered into a fixed rate time charter-out contract for one VLCC to a third party on a three-year time charter at a daily base rate of $51,500.

In March 2024, the Company entered into an agreement to sell another one of its oldest Suezmax tankers, built in 2010, for a net sale price of $46.9 million. The vessel is expected to be delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction is expected to generate net cash proceeds of approximately $34.0 million, and the Company expects to record a gain in the second quarter of 2024 of approximately $14.0 million.

In April 2024, the Company entered into a time charter-out contract for one Suezmax tanker to a third party on a three-year time charter at a daily base rate of $32,950 plus 50% profit share.

Refer to Note 12 and Note 17 for details of other transactions that have concluded subsequent to December 31, 2023 pertaining to the delivery of vessels and the related financing as a result of the Acquisition and other refinancing.